Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of detailed information about subsequent events [Table Text Block]
	Number	Amount
Outstanding at September 30, 2020	589,518	$9,374,563
Issued in brokered private placement	51,087	$3,611,818
Issued for exercise of stock options	18,195	$1,292,015
Issued for asset acquisition	14,286	$1,290,000
Issued in private placement	10,714	$1,110,000
Issued for exercise of warrants	10,380	$815,307
Issued for exercise of broker compensation options	2,459	$347,680
Issued for amended license	1,429	$137,000
Issued for debt settlements	1,305	$63,866
Issued for share units	138	$12,498
Less: share offering costs for the year	-	$(839,679)
Outstanding at September 30, 2021	699,511	$17,215,068